COMMITMENTS AND CONTINGENCIES - Claims and Litigation (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Suit against Element
Loss Contingencies [Line Items]
Claims and litigations	$ 0	$ 0